Employee compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 70,924	$ 41,018
Italian Investment Tax Credit
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Tax credits	938
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	13,438	8,093
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	10,496	6,173
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	31,178	16,658
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 15,812	$ 10,094